INCOME TAX - Components recognized in income statement (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax
Fiscal term		$ 1,040,558	$ 752,728	$ 1,041,454
Prior fiscal terms	[1]	7,908	(146,837)	3,967
Total current tax		1,048,466	605,891	1,045,421
Deferred tax
Fiscal term		214,498	223,544	193,177
Total deferred tax		214,498	223,544	193,177
Total income tax		$ 1,262,964	$ 829,435	$ 1,238,598

[1]	The recoveries of previous periods for $85,921 was recognized in 2017 in Bancolombia as income.